Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Net loss	$ (2,557,358)	$ (1,972,892)	$ (2,782,278)	$ (3,732,777)
Adjustment:
Depreciation and amortization	279,428	245,691	399,602	365,231
Loss from disposal of subsidiaries				150,207
Interest income	(15,403)	(20,084)	(53,495)	(21,402)
Changes in operating assets:
Prepaid expenses and other current assets	(2,103,911)	(265,431)	(279,425)	(116,460)
Accounts payable, accruals and other current liabilities	98,770	295,548	479,634	381,253
Lease obligations, net cash	1,978			(25,973)
Other non-current assets		46,572	56,127	14,894
Interest received	15,403	20,084	53,495	21,402
Cash used in operating activities	(4,281,093)	(1,650,512)	(2,126,340)	(2,963,625)
Purchase of intangible assets				(1,640)
Purchase of equipment	(11,501)	(20,854)	(74,110)	(210,883)
Disposal of subsidiaries (Note 7)				(50,486)
Cash used in investing activities	(11,501)	(20,854)	(74,110)	(263,009)
Payment of deferred initial public offering costs	5,602,400		(85,400)	(553,471)
Proceeds from issuance of shares				1,011,608
Cash provided by financing activities	6,699,767	1,543,284	1,866,820	458,137
Foreign currency effect	168,954	169,507	319,324	606,912
Net change in cash and cash equivalents	2,576,127	41,425	(14,306)	(2,161,585)
Cash at beginning of the period	2,607,973	2,622,279	2,622,279	4,783,864
Cash at end of the period	5,184,100	2,663,704	2,607,973	2,622,279
Net increase in cash	2,576,127	41,425	(14,306)	(2,161,585)
Supplementary Cash Flow Information:
Cash received for interest	15,403	20,084
Cash paid for interest
Cash paid for taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Disposal of Nanjing Yitian Biotech Co., Ltd. and its subsidiary with proceeds from disposal receivables				71,942
Major Stockholders
Changes in operating assets:
Amount due to related parties	242,947	228,439	294,900
Related Corporations
Changes in operating assets:
Amount due to related parties	$ 854,420	$ 1,314,845	$ 1,657,320